Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Sean Corcoran is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.
VIGBI-PSTK-1125-102 1.9911410.102	November 1, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Sean Corcoran is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.
VIGBV-PSTK-1125-102 1.9911412.102	November 1, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Castagliuolo has worked as a research associate and portfolio manager.
VIG-PSTK-1125-117 1.798000.117	November 1, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Castagliuolo has worked as a research associate and portfolio manager.
VIPIGB-INV-PSTK-1125-108 1.918639.108	November 1, 2025